Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Money Market Reserves
Entity Central Index Key	0000106830
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000012240
Shareholder Report [Line Items]
Fund Name	Cash Reserves Federal Money Market Fund
Class Name	Admiral™ Shares
Trading Symbol	VMRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Cash Reserves Federal Money Market Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 122,578,000,000
Holdings Count | Holding	298
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$122,578
Number of Portfolio Holdings	298

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of February 28, 2025)

1 to 7 Days	56.9%
8 to 30 Days	13.7%
31 to 60 Days	15.0%
61 to 90 Days	8.3%
91 to 180 Days	5.7%
Over 180 Days	1.5%
Other Assets and Liabilities—Net	(1.1%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012238
Shareholder Report [Line Items]
Fund Name	Federal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VMFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Federal Money Market Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 344,324,000,000
Holdings Count | Holding	297
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$344,324
Number of Portfolio Holdings	297

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of February 28, 2025)

1 to 7 Days	59.8%
8 to 30 Days	13.2%
31 to 60 Days	14.8%
61 to 90 Days	7.4%
91 to 180 Days	4.9%
Over 180 Days	1.1%
Other Assets and Liabilities—Net	(1.2%)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature